Operating Leases (Details)	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2025 USD ($)
Operating Leases [Abstract]
Operating lease liabilities	¥ 2,775,741		¥ 11,014,750		$ 19,461
Operating lease right-of-use assets	3,471,991		11,711,000		$ 24,343
Rent expenses	¥ 8,355,000	$ 58,578	¥ 8,355,000	¥ 8,355,000